NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	1 Months Ended	9 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2013 item
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of cities in which the Company has offices	7	7
Initial public offering
Number of shares of common stock sold by selling stockholders	600,000
Aggregate net proceeds received from offering		$ 107,880,000
Initial Public Offering
Initial public offering
Number of shares of common stock sold by the entity	4,000,000
Issuance Price Per Share (in dollars per share)	$ 29.00	$ 29.00
Total gross proceeds from the offering	116,000,000
Aggregate net proceeds received from offering	$ 107,900,000